Portfolio of Investments
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 0.9%
	Shares	Value ($)
United States 0.9%
Columbia Multi-Sector Municipal Income ETF(a)	952,818	19,819,567
Total Exchange-Traded Fixed Income Funds (Cost $19,939,579)		19,819,567

Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.3%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(b),(c)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.160%	1,850,000	1,850,000
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.150%	5,600,000	5,600,000
Total			7,450,000
Total Floating Rate Notes (Cost $7,450,000)			7,450,000

Municipal Bonds 95.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.5%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,413,880
Black Belt Energy Gas District
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	15,000,000	15,994,200
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	10,000,000	10,638,200
Total			31,046,280
Alaska 0.1%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	2,700,000	2,703,861
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.6%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2035	5.000%	1,000,000	1,250,930
07/01/2036	5.000%	1,000,000	1,244,950
07/01/2037	5.000%	1,500,000	1,860,375
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2049	4.500%	750,000	630,075
Lincoln South Beltway Project
Series 2020
08/01/2030	5.000%	2,000,000	2,480,760
02/01/2031	5.000%	1,500,000	1,869,780
05/01/2031	5.000%	1,500,000	1,874,100
08/01/2031	5.000%	1,500,000	1,877,145
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	2,800,000	3,116,932
Industrial Development Authority of the City of Phoenix (The)
Refunding Revenue Bonds
Downtown Phoenix Student Housing
Series 2018
07/01/2042	5.000%	1,000,000	1,057,750
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,027,230
Downtown Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,376,084
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2046	5.000%	6,500,000	6,649,630
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	870,000	894,865
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,120,040
Columbia Strategic Municipal Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	1,600,000	1,478,592
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	1,250,000	1,061,788
Total			33,871,026
California 5.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,198,851
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,556,702
Subordinated Revenue Bonds
Kaiser Permanente
Series 2020A-2
11/01/2047	5.000%	3,000,000	4,282,980
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,037,890
02/01/2042	5.000%	1,500,000	1,607,445
California Municipal Finance Authority(e)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	956,180
California School Finance Authority(e)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,059,430
07/01/2046	6.375%	150,000	158,915
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,274,100
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	689,579
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	2,016,900
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	489,365
City of Los Angeles Department of Airports(d)
Revenue Bonds
Los Angeles International
Subordinated Series 2018
05/15/2044	5.000%	2,000,000	2,225,060
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,324,661
06/01/2038	0.000%	1,830,000	1,098,110
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	1,155,000	1,275,085
Series 2014A
01/15/2046	5.750%	4,250,000	4,569,685
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	658,840
09/01/2033	0.000%	1,100,000	685,971
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	8,500,000	8,261,405
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2033	5.000%	3,000,000	3,789,450
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	2,000,000	2,193,940
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,568,633

2	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission(f)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,773,300
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Revenue Bonds
Series 2019A
05/01/2035	5.000%	14,310,000	16,567,975
05/01/2036	5.000%	5,000,000	5,763,250
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2041	7.000%	2,000,000	2,092,400
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03/01/2030	5.250%	1,000,000	1,003,050
03/01/2033	6.000%	1,940,000	1,947,197
Series 2012
04/01/2035	5.250%	4,500,000	4,832,910
Series 2018
10/01/2028	5.000%	5,000,000	6,293,400
Series 2020
03/01/2035	5.000%	1,800,000	2,242,098
Unlimited General Obligation Refunding Bonds
Series 2017A-2
08/01/2030	5.000%	3,000,000	3,648,510
Series 2020
03/01/2035	5.000%	3,500,000	4,359,635
Various Purpose
Series 2020
03/01/2040	4.000%	1,500,000	1,685,760
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,006
State of California Department of Water
Revenue Bonds
Series 2011N
05/01/2020	5.000%	5,500,000	5,500,281
Total			115,690,949
Colorado 4.1%
City & County of Denver(f)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,820,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2018-A
12/01/2037	5.000%	5,000,000	5,756,000
Subordinated Series 2018-A
12/01/2048	4.000%	3,500,000	3,633,455
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	7,003,159
Colorado Educational & Cultural Facilities Authority(e)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	686,085
07/01/2049	5.500%	700,000	643,027
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	10,142,700
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,957,125
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	1,972,686
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	16,478,270
08/01/2049	4.000%	2,595,000	2,465,795
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	3,000,000	3,390,060
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	864,433
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2037	4.000%	800,000	870,304
01/01/2038	4.000%	1,300,000	1,409,252
01/01/2040	4.000%	1,000,000	1,073,600
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2047	5.750%	6,000,000	4,670,820
11/01/2052	6.000%	890,000	710,371

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B1
10/01/2039	3.000%	470,000	476,453
10/01/2049	3.250%	1,000,000	1,007,590
10/01/2054	3.400%	1,000,000	1,014,900
Series 2019K Class I (GNMA)
05/01/2050	3.875%	3,665,000	3,920,341
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	10,325,000	10,402,024
Total			86,369,430
Connecticut 1.3%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2020A-1
11/15/2045	3.500%	4,000,000	4,230,880
Subordinated Series 2018B-1
05/15/2045	4.000%	2,275,000	2,398,783
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Yale University
07/01/2027	5.000%	2,650,000	3,326,995
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2035	5.000%	1,000,000	1,145,890
Series 2018-E
09/15/2035	5.000%	2,000,000	2,297,280
Series 2019A
04/15/2035	5.000%	3,200,000	3,711,616
04/15/2037	4.000%	10,000,000	10,490,100
Total			27,601,544
District of Columbia 2.9%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	348,144
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,163,053
Series 2020B
10/01/2031	5.000%	2,800,000	3,760,092
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,175,359
07/01/2049	4.000%	695,000	603,232
Series 2019A
03/01/2033	5.000%	2,500,000	3,167,425
Unlimited General Obligation Bonds
Series 2019-A
10/15/2032	5.000%	9,090,000	11,463,126
10/15/2033	5.000%	15,000,000	18,808,650
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	1,755,000	2,023,919
10/01/2035	5.000%	4,745,000	5,425,291
Series 2015B
10/01/2032	5.000%	9,575,000	10,649,794
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,188,823
Total			62,776,908
Florida 4.4%
Capital Trust Agency, Inc.(e),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	1,886,500
Capital Trust Agency, Inc.(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	7.125%	1,000,000	550,000
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,254,700
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	2,733,150
County of Broward Airport System(d)
Revenue Bonds
Series 2019A
10/01/2029	5.000%	1,000,000	1,197,680
10/01/2030	5.000%	1,375,000	1,631,781

4	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2017B
10/01/2040	5.000%	6,250,000	6,845,125
Series 2019A
10/01/2049	5.000%	24,490,000	26,834,917
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,645,083
10/01/2037	0.000%	4,000,000	2,249,120
10/01/2038	0.000%	1,500,000	811,800
10/01/2039	0.000%	3,300,000	1,716,825
Florida Development Finance Corp.(e)
Revenue Bonds
Renaissance Charter School
Series 2015
06/15/2046	6.125%	980,000	1,000,041
Greater Orlando Aviation Authority(d)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	5,417,000
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	2,220,000	2,325,250
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,694,708
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	8,655,760
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,297,115
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,032,150
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2036	5.000%	250,000	250,068
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,019,060
08/01/2041	5.000%	2,000,000	1,994,660
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,178,121
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,875,537
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	3,887,637
11/15/2049	5.500%	2,300,000	1,713,362
Total			93,697,150
Georgia 3.0%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2044	4.000%	7,000,000	7,458,080
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,800,000	1,772,262
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	3,047,427
City of Atlanta Department of Aviation(d)
Revenue Bonds
Airport
Series 2019B
07/01/2037	4.000%	8,930,000	9,384,180
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,605,675
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,081,790

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	4,000,000	3,341,280
12/01/2053	6.500%	1,900,000	1,621,213
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,095,160
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,731,369
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	5,960,000	6,145,416
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	7,400,000	7,936,426
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	7,500,000	8,031,225
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,062,971
12/01/2048	6.250%	1,960,000	1,655,004
Total			62,969,478
Hawaii 0.4%
City & County of Honolulu
Unlimited General Obligation Bonds
Honolulu Rail Transit Project
Series 2019
09/01/2030	5.000%	6,000,000	7,499,940
Hawaii Pacific Health
Prerefunded 07/01/20 Revenue Bonds
Series 2010B
07/01/2030	5.625%	280,000	282,189
07/01/2040	5.750%	370,000	372,964
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	750,536
Total			8,905,629
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	4,365,000	2,941,573
10/01/2049	8.125%	1,635,000	1,101,745
Total			4,043,318
Illinois 9.8%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,538,128
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,746,740
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,918,780
Series 2018
12/01/2046	5.000%	2,500,000	2,288,950
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	584,170
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,962,691
Chicago Board of Education(f)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,619,760
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,172,230
Series 2014B
01/01/2035	5.000%	5,000,000	5,305,450
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	2,000,000	2,230,660

6	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	9,608,201
01/01/2052	5.000%	8,030,000	8,588,085
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,862,477
01/01/2047	5.000%	1,000,000	1,072,430
Series 2017J
01/01/2037	5.000%	2,000,000	2,183,240
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,063,820
07/01/2048	5.000%	800,000	836,320
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,365,752
Series 2015D
01/01/2046	5.000%	4,390,000	4,652,171
Unrefunded Revenue Bonds
General Third Lien
Series 2011
01/01/2039	5.750%	295,000	302,171
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,767,101
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	1,185,000	1,230,931
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2036	5.000%	4,000,000	3,907,480
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	575,140
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,184,950
01/01/2042	5.000%	5,000,000	5,115,400
Series 2014
01/01/2034	5.000%	1,000,000	1,057,190
01/01/2039	5.000%	2,000,000	2,096,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,073,840
Series 2014
11/01/2044	5.000%	650,000	666,393
Series 2016
11/01/2030	5.000%	10,775,000	11,549,076
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,212,450
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	909,540
Illinois Finance Authority
Refunding Revenue Bonds
Lutheran Life Communities Obligated Group
Series 2019A
11/01/2040	5.000%	1,100,000	971,256
Northshore University Health System
Series 2020A
08/15/2033	5.000%	1,250,000	1,486,325
08/15/2037	4.000%	3,000,000	3,185,670
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	1,920,645
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,612,530
Illinois State Toll Highway Authority
Refunding Senior Revenue Bonds
Series 2019B
01/01/2031	5.000%	3,500,000	4,333,175
Metropolitan Pier & Exposition Authority
Prerefunded 06/15/20 Revenue Bonds
McCormick Place Expansion Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,020,550
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,006,136
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	2,707,254

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(f)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/2021	0.000%	1,870,000	1,849,542
McCormick Place Expansion Project
Series 2017A (AGM)
12/15/2056	0.000%	10,000,000	1,729,200
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,278,800
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	14,459,999	12,538,844
Series 2013
07/01/2026	5.500%	1,955,000	1,957,815
07/01/2033	5.500%	5,000,000	4,853,900
07/01/2038	5.500%	875,000	843,789
Series 2016
01/01/2026	5.000%	2,965,000	2,905,226
11/01/2027	5.000%	2,785,000	2,697,662
Series 2017A
12/01/2035	5.000%	1,345,000	1,259,149
12/01/2036	5.000%	5,000,000	4,668,300
Series 2018A
05/01/2032	5.000%	2,500,000	2,387,050
05/01/2033	5.000%	5,000,000	4,738,900
05/01/2039	5.000%	4,320,000	4,009,738
05/01/2040	5.000%	6,005,000	5,561,230
05/01/2041	5.000%	6,000,000	5,544,840
Series 2018B
05/01/2027	5.000%	4,950,000	4,811,548
Series 2019B
11/01/2034	4.000%	8,795,000	7,795,800
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/2020	5.000%	7,000,000	7,008,750
Series 2018-A
10/01/2031	5.000%	2,500,000	2,390,900
Total			208,323,041
Indiana 0.2%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	3,200,000	3,556,512
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.1%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,553,510
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,336,600
Lifespace Communities, Inc.
Series 2018-A
05/15/2043	5.000%	5,000,000	4,657,150
Series 2020A (GNMA)
01/01/2040	2.700%	5,000,000	4,879,200
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	7,000,000	7,882,140
Total			24,308,600
Kansas 0.6%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,193,344
Refunding Revenue Bonds
University of Kansas Health System
Series 2019
03/01/2036	4.000%	2,750,000	3,005,365
03/01/2037	4.000%	2,500,000	2,721,250
03/01/2038	4.000%	2,500,000	2,711,625
Total			12,631,584
Kentucky 0.6%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	2,950,000	2,962,478
Series 2010B
03/01/2040	6.375%	1,700,000	1,707,072
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,286,532
Kentucky Municipal Power Agency(h)
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2034	5.000%	1,035,000	1,200,621

8	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Public Energy Authority
Revenue Bonds
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	4,000,000	4,196,320
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,115,120
Total			12,468,143
Louisiana 0.5%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,995,000	4,047,214
Louisiana Public Facilities Authority
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,133,730
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,177,220
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,678,485
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,390,171
Total			10,426,820
Maryland 1.1%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	7,693,868
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	7,614,675
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,273,332
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,741,892
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
03/15/2026	5.000%	2,845,000	3,455,224
Total			23,778,991
Massachusetts 1.8%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	604,025
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,856,200
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,012,420
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2026	5.000%	1,650,000	1,858,263
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	3,107,070
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	2,200,000	2,200,308
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,545,135
Series 2019A
Series 2019
07/01/2031	5.000%	7,065,000	8,679,282
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	11,538,300
Total			38,401,003

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.7%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,804,516
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,500,000	1,561,620
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	536,724
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,538,388
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	468,894
Series 2015
11/15/2045	5.000%	1,220,000	1,301,520
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	556,230
Trinity Health Credit Group
Series 2019
12/01/2036	4.000%	3,000,000	3,160,170
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,096,925
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,444,093
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,146,550
07/01/2035	5.000%	5,000,000	5,724,850
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	835,000	983,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
12/01/2033	3.600%	1,800,000	1,916,136
10/01/2043	4.000%	2,300,000	2,430,456
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,533,630
Series 2019B
12/01/2044	3.100%	6,000,000	6,035,520
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	4,211,194
10/01/2047	3.850%	5,000,000	5,181,650
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	15,776,210
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,067,257
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	765,961
Total			79,242,124
Minnesota 1.9%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	2,313,090
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,000,000	838,700
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	818,559
08/01/2043	5.250%	500,000	489,445
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017 (Mandatory Put 05/01/20)
05/01/2021	3.000%	1,450,000	1,450,000

10	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,010,680
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,262,595
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	6,500,000	6,508,190
02/15/2053	5.000%	8,000,000	8,568,560
Essential Health Obligated Group
Series 2018
02/15/2043	5.000%	2,000,000	2,160,240
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,766,700
02/01/2034	0.000%	1,565,000	1,036,922
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	485,156
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018 (Mandatory Put 09/01/20)
09/01/2021	3.750%	3,900,000	3,901,443
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	823,350
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2040	6.000%	2,250,000	2,414,160
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,850,000	2,073,774
Total			40,921,564
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.8%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	781,792
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	2,090,480
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,627,635
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2041	6.000%	650,000	655,798
Series 2014
02/01/2044	5.000%	2,275,000	2,125,032
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	978,600
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2044	5.000%	12,500,000	13,762,125
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Project
Series 2010A
05/15/2039	8.250%	3,000,000	3,006,780
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,129,716
05/15/2050	5.250%	500,000	431,385
Missouri Development Finance Board
Revenue Bonds
St. Joseph Sewage System Improvements
Series 2011
05/01/2031	5.250%	500,000	501,445
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2045	2.700%	1,200,000	1,163,808
05/01/2050	2.850%	1,125,000	1,104,694

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,241,650
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,335,540
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,043,650
09/01/2042	5.000%	2,000,000	1,724,740
Total			38,704,870
Montana 0.1%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	445,838
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	530,000	542,232
12/01/2047	3.600%	695,000	710,603
Total			1,698,673
Nebraska 1.7%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,591,991
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,068,060
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,064,910
01/01/2038	4.000%	1,300,000	1,381,302
01/01/2039	4.000%	1,810,000	1,918,329
01/01/2044	4.000%	15,000,000	15,807,000
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	1,445,000	1,524,258
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019D
09/01/2039	2.850%	5,000,000	4,924,500
09/01/2042	3.050%	2,185,000	2,166,755
Total			35,447,105
Nevada 0.2%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,700,074
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	889,269
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	543,803
Series 2018A
12/15/2038	5.000%	415,000	386,415
Total			4,519,561
New Hampshire 0.2%
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	3,000,000	2,927,370
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	1,000,000	830,770
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	860,566
Total			4,618,706
New Jersey 4.8%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	391,748
03/01/2042	4.000%	1,250,000	1,331,538

12	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,139,930
Garden State Preservation Trust(f)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	10,000,000	9,497,500
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	20,000	24,249
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,063,360
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,834,120
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	492,135
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	1,200,000	1,175,556
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,800,000	1,772,712
Series 2017DDD
06/15/2042	5.000%	1,000,000	993,840
Transportation Project
Series 2020
11/01/2044	5.000%	3,000,000	2,950,530
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	355,000	359,335
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	5,797,800
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bond
Series 2020A
07/01/2038	5.000%	1,980,000	2,140,063
07/01/2039	5.000%	2,080,000	2,239,765
07/01/2045	5.000%	700,000	742,714
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	400,000	419,128
12/01/2035	4.000%	400,000	417,356
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,621,578
Single Family Housing
Series 2018
10/01/2032	3.800%	2,330,000	2,478,351
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	3,135,000	3,354,356
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	4,000,000	4,261,240
Transportation System
Series 2018-A
12/15/2035	5.000%	5,000,000	5,036,750
Series 2019
12/15/2033	5.000%	2,850,000	2,874,253
12/15/2039	5.000%	1,460,000	1,464,307
Revenue Bonds
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	7,967,356
Series 2015AA
06/15/2041	5.250%	6,000,000	6,062,220
Series 2019
06/15/2046	5.000%	3,500,000	3,426,360
New Jersey Transportation Trust Fund Authority(f)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	3,969,180
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,142,410
Series 2017E
01/01/2032	5.000%	2,500,000	2,921,750
Series 2017G
01/01/2034	4.000%	15,160,000	16,020,633

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,828,399
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	2,000,000	2,010,660
Total			103,223,182
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2039	5.000%	1,225,000	1,155,702
07/01/2049	5.000%	1,350,000	1,216,310
New Mexico Mortgage Finance Authority
Revenue Bonds
Revenue Bonds
Series 2020
07/01/2035	2.500%	895,000	882,058
Series 2020 (GNMA)
07/01/2040	2.700%	2,340,000	2,294,487
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	3,225,000	3,295,724
Total			8,844,281
New York 6.0%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2032	5.000%	2,500,000	3,070,300
Multi Modal
Series 2020D-1
03/01/2043	5.000%	3,000,000	3,547,530
Subordinated Series 2018D-1
12/01/2038	5.000%	10,000,000	11,743,000
Subordinated Series 2018F-1
04/01/2037	5.000%	5,390,000	6,297,029
Glen Cove Local Economic Assistance Corp.(i)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,035,275
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,098,920
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,272,200
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,515,224
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2018B-1A
05/15/2020	5.000%	15,000,000	15,004,659
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	2,047,280
Series 2019
11/01/2049	3.250%	7,310,000	7,358,538
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2017F-1
05/01/2036	5.000%	5,170,000	5,981,328
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	2,019,460
New York State Environmental Facilities Corp.(d),(e)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	854,910
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,695,920
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,000,000	2,274,320

14	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,500,000	1,646,970
Series 2018-207
09/15/2032	5.000%	12,235,000	14,060,340
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 163rd
Series 2010-163
07/15/2035	5.000%	20,305,000	20,409,165
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,835,298
Series 2018-208
10/01/2034	3.600%	5,000,000	5,307,950
Ulster County Capital Resource Corp.(e)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,275,469
09/15/2047	5.250%	1,475,000	1,201,948
09/15/2053	5.250%	3,045,000	2,425,221
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	580,000	594,772
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	70,000	71,436
Total			127,644,462
North Carolina 1.4%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
07/01/2039	2.625%	2,000,000	1,948,720
01/01/2043	2.850%	3,000,000	2,930,550
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,701,828
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,037,696
Revenue Bonds
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	5,173,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	1,961,780
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2043	5.000%	4,500,000	4,741,155
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,160,720
Series 2019
01/01/2040	0.000%	3,950,000	2,216,029
01/01/2041	0.000%	5,500,000	2,961,915
Series 2020
01/01/2047	0.000%	2,000,000	846,940
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	2,237,355
Total			28,918,638
North Dakota 0.6%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	2,220,000	2,328,602
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	1,410,000	1,446,307
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	4,970,000	5,249,861
Series 2019C
07/01/2039	3.200%	2,755,000	2,835,088
Total			11,859,858
Ohio 2.4%
Buckeye Tobacco Settlement Financing Authority
03/04/2020
06/01/2055	5.000%	1,500,000	1,335,015
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2048	4.000%	4,000,000	4,006,480
Buckeye Tobacco Settlement Financing Authority(f)
Refunding Revenue Bonds
Series 2020B-2
06/01/2057	0.000%	2,500,000	262,725

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	1,870,000	1,916,713
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes
Series 2010A
11/01/2035	6.625%	5,000,000	5,145,650
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,650,000	1,374,813
Lake County Port & Economic Development Authority(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	6,000,000	4,251,600
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	793,638
Northeast Ohio Regional Sewer District
Refunding Revenue Bonds
Series 2019
11/15/2037	4.000%	2,000,000	2,273,700
Ohio Air Quality Development Authority(d),(i)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
12/01/2027	2.100%	2,500,000	2,423,875
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	7,000,000	6,773,620
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,435,020
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	4,000,000	4,101,360
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Loan Fund
Series 2020A
12/01/2050	5.000%	4,000,000	4,906,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020A
12/01/2037	5.000%	6,690,000	8,451,811
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,627,965
Total			51,080,945
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,244,312
11/15/2045	5.250%	1,165,000	1,126,823
Total			2,371,135
Oregon 0.3%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	507,029
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B
07/01/2042	5.000%	1,000,000	1,085,430
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,510,000	4,717,190
Total			6,309,649
Pennsylvania 6.3%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	1,814,943
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2017B
07/01/2042	5.000%	2,250,000	2,462,377
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,217,813
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,252,680

16	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,892,160
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	1,630,000	1,646,968
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,012,360
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,034,688
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,269,250
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	748,496
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,590,650
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	1,899,839
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,192,416
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	748,177
08/15/2048	5.000%	1,500,000	1,651,935
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	10,223,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	5,141,520
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	4,125,000	4,199,745
06/30/2042	5.000%	11,000,000	11,121,220
Pennsylvania Higher Educational Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Shippensburg University
Series 2011
10/01/2031	6.000%	2,000,000	2,147,400
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	1,535,000	1,595,755
Series 2017-124B
10/01/2042	3.650%	7,810,000	8,055,781
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,957,240
10/01/2039	2.700%	3,000,000	2,944,200
Series 2019-131A
04/01/2049	3.500%	3,250,000	3,413,962
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	4,800,000	5,247,552
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,712,175
Series 2015B
12/01/2040	5.000%	2,500,000	2,737,125
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,302,490
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,617,700
Subordinated Series 2019A
12/01/2044	5.000%	10,000,000	11,245,100
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,676,875

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	807,953
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,555,966
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,429,775
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,337,825
Series 2018B
09/01/2043	5.000%	515,000	600,150
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,488,190
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,800,000	5,581,104
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,396,694
Total			134,971,649
Rhode Island 0.1%
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2025	5.000%	1,200,000	1,369,812
South Carolina 0.6%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,000,000	1,034,680
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	2,800,000	3,162,208
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,376,779
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,738,555
Series 2019B
07/01/2044	5.000%	4,080,000	4,552,219
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	1,000,000	1,005,800
Total			12,870,241
South Dakota 1.0%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	10,194,800
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,694,408
South Dakota Housing Development Authority
Refunding Revenue Bonds
Series 2019B
11/01/2039	2.650%	9,000,000	8,788,770
Revenue Bonds
Homeownership Mortgage
Series 2018A
05/01/2042	3.900%	390,000	408,186
Total			21,086,164
Tennessee 1.7%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	347,151
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	2,300,000	2,591,571
07/01/2040	4.000%	1,800,000	1,879,308
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	5,359,227

18	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2019
10/01/2058	5.250%	1,565,000	1,629,666
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,292,832
Series 2017A
07/01/2048	5.000%	835,000	901,992
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2049	5.750%	10,000,000	8,671,300
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	5,000,000	4,166,100
Tennessee Housing Development Agency
Refunding Revenue Bonds
Issue 2
Series 2018
07/01/2042	3.850%	2,470,000	2,621,065
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	745,000	770,986
07/01/2047	3.650%	1,495,000	1,533,451
Series 2017-2B
07/01/2036	3.700%	3,320,000	3,521,823
Series 2018-1
07/01/2042	3.900%	985,000	1,045,134
Total			36,331,606
Texas 10.9%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	155,000	156,237
Army Retirement Residence Project
Series 2010
07/01/2045	6.200%	1,100,000	1,109,273
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,825,160
07/15/2036	4.000%	3,000,000	2,602,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
07/15/2033	5.000%	1,000,000	986,630
07/15/2037	5.000%	2,100,000	2,038,533
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	5,580,000	5,770,836
Refunding Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	2,661,825
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,238,107
Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,120,980
01/01/2045	5.000%	5,000,000	5,283,200
Central Texas Turnpike System(f)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	952,200
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	4,825,000	5,771,279
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,588,350
City of Austin Airport System(d)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,086,340
11/15/2046	5.000%	1,000,000	1,078,620
Series 2019B
11/15/2038	5.000%	6,175,000	6,890,065
11/15/2048	5.000%	7,850,000	8,623,146
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2031	5.000%	1,525,000	1,737,372
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,363,700
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2030	5.000%	1,250,000	1,437,450
07/01/2031	5.000%	1,000,000	1,142,070
07/01/2032	5.000%	750,000	849,480

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Junior Lien
Series 2019
02/01/2034	5.000%	15,000,000	19,036,800
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2031	5.500%	1,750,000	1,854,790
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	606,407
08/15/2042	5.000%	1,500,000	1,550,805
Series 2013
08/15/2033	6.000%	260,000	286,377
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,041,296
Series 2015A
12/01/2045	5.000%	400,000	403,932
County of Williamson
Unlimited General Obligation Bonds
Series 2020
02/15/2033	4.000%	11,240,000	13,226,220
Dallas Love Field(d)
Revenue Bonds
Series 2017
11/01/2033	5.000%	1,000,000	1,053,040
11/01/2036	5.000%	1,000,000	1,043,330
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2039	4.000%	1,000,000	1,138,550
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	270,000	285,733
05/15/2031	6.500%	230,000	243,402
Matagorda County Navigation District No. 1(c),(d)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 (Mandatory Put 09/01/20)
05/01/2030	1.750%	2,000,000	2,003,480
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,802,738
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	741,300
07/01/2047	5.000%	1,000,000	791,680
07/01/2052	4.750%	1,500,000	1,089,720
Bridgemoor Plano Project
Series 2018
12/01/2053	7.250%	5,000,000	4,333,550
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,179,345
07/01/2046	5.000%	5,485,000	4,375,110
07/01/2051	4.750%	5,235,000	3,858,143
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,488,886
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	388,030
11/15/2046	5.500%	750,000	536,648
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	482,989
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,900,215
Series 2019A
01/01/2044	4.000%	13,500,000	14,211,720
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2038	4.000%	1,235,000	1,410,765
Northwest Independent School District(h)
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2035	4.000%	2,880,000	3,341,290
02/15/2037	4.000%	3,125,000	3,589,813
02/15/2039	4.000%	2,000,000	2,287,460
02/15/2045	4.000%	1,700,000	1,915,900
Port Authority of Houston of Harris County(d)
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2036	5.000%	4,000,000	4,799,080

20	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	360,502
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2044	7.750%	500,000	522,585
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	800,000	813,120
State of Texas(d)
Unlimited General Obligation Bonds
College Student Loan
Series 2019
08/01/2030	5.000%	7,175,000	8,996,517
08/01/2031	5.000%	7,535,000	9,431,107
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	11,300,000	13,780,802
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	724,208
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	1,835,000	1,854,323
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	1,938,660
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	6,200,000	6,468,026
Senior Lien - Blueridge Transportation
Series 2016
12/31/2050	5.000%	1,930,000	1,845,408
12/31/2055	5.000%	6,515,000	6,172,962
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	1,977,020
12/31/2045	5.000%	1,000,000	967,650
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	454,433
08/01/2039	0.000%	600,000	244,464
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2032	5.000%	5,105,000	6,405,192
Tomball Independent School District(h)
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2037	4.000%	1,670,000	1,934,244
02/15/2045	4.000%	3,765,000	4,264,088
Total			231,767,688
Utah 1.0%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	7,332,413
Series 2018-A
07/01/2043	5.000%	13,000,000	14,318,070
Total			21,650,483
Virginia 1.6%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,652,066
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,318,770
Virginia Small Business Financing Authority(d)
Revenue Bonds
Senior Lien - 95 Express Lane
Series 2017
01/01/2040	5.000%	7,500,000	7,431,375
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	16,200,000	16,266,582
Total			34,668,793

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 4.2%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	4,137,054
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,046,540
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017
05/01/2037	5.000%	6,000,000	6,607,440
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2019D
06/01/2040	5.000%	5,000,000	6,073,950
Series 2015B
02/01/2039	5.000%	10,000,000	11,384,400
Series 2017D
02/01/2036	5.000%	6,505,000	7,720,264
Series 2020C
02/01/2034	5.000%	9,725,000	12,312,531
Various Purpose
Series 2019C
02/01/2038	5.000%	5,000,000	6,127,750
Unlimited General Obligation Notes
Series 2019A
08/01/2040	5.000%	10,000,000	12,272,800
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,607,950
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	1,625,000	1,385,182
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,022,200
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	3,405,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	401,638
01/01/2045	6.000%	595,000	552,434
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,550,000	2,471,995
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	2,500,000	2,056,025
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2045	7.000%	200,000	194,226
Transforming Age Projects
Series 2019
01/01/2026	2.375%	4,000,000	3,475,320
Total			89,254,939
West Virginia 0.0%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	900,000	910,944
Wisconsin 1.6%
Public Finance Authority
Prerefunded 12/01/20 Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2045	5.000%	1,475,000	1,584,238
12/01/2045	5.000%	525,000	563,882
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,004,971
09/01/2054	5.000%	1,000,000	832,610
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,337,680
10/01/2049	4.000%	2,690,000	2,707,862
Revenue Bonds
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,591,175
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,607,165

22	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	410,709
05/15/2047	5.250%	220,000	217,802
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,829,005
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	900,440
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,882,726
Series 2018B
07/01/2033	4.250%	1,250,000	1,016,100
07/01/2043	4.500%	1,375,000	1,020,580
07/01/2048	5.000%	500,000	388,145
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	508,915
09/15/2045	5.000%	1,000,000	900,470
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	300,000	300,912
Wisconsin Housing & Economic Development
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	990,530
03/01/2039	3.000%	1,250,000	1,256,250
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2039	2.750%	1,630,000	1,647,816
03/01/2042	2.950%	2,500,000	2,529,900
Total			35,029,883
Wyoming 0.1%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project
Series 2012
05/01/2032	5.000%	1,000,000	1,022,710
Total Municipal Bonds (Cost $2,078,953,310)			2,029,909,932

Municipal Bonds Held in Trust 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 0.6%
North Carolina Medical Care Commission Health Care Facilities(j)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	12,400,000	12,896,372
Total Municipal Bonds Held in Trust (Cost $13,732,881)			12,896,372

Municipal Short Term 2.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.7%
California Municipal Finance Authority
Refunding Revenue Bonds
Republic Services, Inc.
Series 2010 (Mandatory Put 07/01/20)
09/01/2021	3.000%	15,000,000	15,009,750
Indiana 0.2%
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2010A (Mandatory Put 06/01/20)
05/01/2034	1.150%	5,000,000	4,998,300
New York 0.5%
Metropolitan Transportation Authority
Revenue Notes
Series 2019B-2
05/15/2020	8.000%	10,000,000	9,982,143
Texas 1.2%
State of Texas
Revenue Notes
Series 2019
08/27/2020	0.590%	25,000,000	25,275,500
Total Municipal Short Term (Cost $55,133,399)			55,265,693

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.164%(k)	477,294	477,246
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.180%(k)	5,028,184	5,028,184
Total Money Market Funds (Cost $5,505,463)		5,505,430
Total Investments in Securities (Cost $2,180,714,632)		2,130,846,994
Other Assets & Liabilities, Net		(780,630)
Net Assets		$2,130,066,364
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Multi-Sector Municipal Income ETF
	717,818	235,000	—	952,818	—	(686,102)	319,814	19,819,567

(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2020.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $48,250,484, which represents 2.27% of total net assets.
(f)	Zero coupon bond.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2020, the total value of these securities amounted to $1,886,500, which represents 0.09% of total net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2020.
(j)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trusts funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
24	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2020 (Unaudited)
Abbreviation Legend  (continued)
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Municipal Income Fund | Quarterly Report 2020	25